Warrant Liabilities	12 Months Ended
Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Warrant Liabilities

NOTE 10 — WARRANT LIABILITIES

Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the shares of Class A common stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable and the Company will not be obligated to issue shares of Class A common stock upon exercise of a warrant unless the Class A common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

The Company has agreed that, as soon as practicable, but in no event later than fifteen (15) business days, after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement covering the shares of Class A common stock issuable upon exercise of the warrants, to cause such registration statement to become effective and to maintain a current prospectus relating to those shares of Class A common stock until the warrants expire or are redeemed, as specified in the warrant agreement. If a registration statement covering the shares of Class A common stock issuable upon exercise of the warrants is not effective by the 60th business day after the closing of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption; and
●	if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of Class A common stock at a price below its exercise price. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceed, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The warrants contain a settlement alternative which is triggered upon the occurrence of a tender, exchange or redemption offer which has been made to and accepted by more than 50% of the outstanding shares of common stock (other than a tender, exchange, or redemption offer made by the Company in connection with the redemption rights previously discussed). Upon the occurrence of such an event (the “Alternative Issuance”), the holders of the warrants shall be entitled to receive the highest amount of cash, securities, or other property to which such holder would have been entitled as a stockholder if the holder of the warrants had exercised the warrants prior to the expiration of such tender, exchange, or redemption offer and accepted such offer. If an Alternative Issuance were to occur in which a cash tender offer is made by a third party and accepted by 50% or more of outstanding shares of common stock, the warrants would be net cash settled, in an event that is outside of the Company’s control, and for which not all holders of the underlying shares also would receive cash (assuming not all shareholders accepted the tender offer). The presence of this potential settlement alternative precludes the Company from classifying the warrants within stockholders’ equity, regardless of the likelihood of such an event occurring.

As of the issuance of the public warrants in September 2019 in connection with the offering, the Company recorded the public warrants at fair value of $8,395,000 with the remaining consideration received in the offering allocated to stockholders’ equity. The Company incurred $13,260,927 in issuance costs associated with the offering, of which $484,024 was allocated to the public warrants and expensed in the statement of operations in 2019. The remaining issuance costs were allocated to the stockholders’ equity component of the offering and recorded as an offset to additional paid-in capital. As of the issuance of the private placement warrants in September 2019, the Company recorded the warrants at a fair value of $4,514,000, with the difference of $1,586,000 between the issuance price and the fair value, recorded as a capital contribution to additional paid-in capital.

As of December 31, 2020 and 2019, the Company recorded warrant liabilities of $68,114,000 and $15,962,000, respectively, in the balance sheets. For the year ended December 31, 2010 and for the period from May 28, 2019 through December 31, 2019, the Company recognized a loss on the change in the fair value of the warrant liabilities of $52,152,000 and $3,053,000, respectively, in the statements of operations.